Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000065113
Shareholder Report [Line Items]
Fund Name	Saturna Bond Income Fund
Class Name	SATURNA BOND INCOME
Trading Symbol	SBIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Bond Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-bond-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-bond-income
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Bond Income	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Bond Income	4.41%	-2.17%	1.02%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-bond-income for more recent performance information.

AssetsNet	$ 11,730,428
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 12,604
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,730,428
# of Portfolio Holdings	46
Advisory Fees Paid	$12,604
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	24.3%
Financials	11.8%
Technology	9.1%
Health Care	8.7%
Industrials	5.7%
Energy	5.0%
Consumer Discretionary	4.9%
Municipal Bonds	4.6%
Utilities	4.4%
Consumer Staples	4.4%
Other Sectors	9.7%
Other Assets (net of liabilities)	7.4%

C000065111
Shareholder Report [Line Items]
Fund Name	Saturna Core Fund
Class Name	SATURNA CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-core. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-core
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Core	7.16%	7.26%	6.01%
Bloomberg Developed Markets Large & Mid Cap Total Return	14.20%	13.31%	10.44%
Bloomberg Global Equity/Fixed Income 60/40 Index	11.42%	8.15%	6.80%
Dow Jones Moderate US Portfolio Index	9.82%	7.09%	5.92%

AssetsNet	$ 27,566,048
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,956
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,566,048
# of Portfolio Holdings	88
Advisory Fees Paid	$65,956
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Technology	20.7%
Industrials	13.6%
Government	7.3%
Financials	7.2%
Materials	6.2%
Communications	6.1%
Consumer Discretionary	6.0%
Consumer Staples	5.4%
Utilities	5.1%
Health Care	4.6%
Other Sectors	7.8%
Other Assets (net of liabilities)	10.0%

C000112018
Shareholder Report [Line Items]
Fund Name	Saturna Global High Income Fund
Class Name	SATURNA GLOBAL HIGH INCOME FUND
Trading Symbol	SGHIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Global High Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-global-high-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-global-high-income
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global High Income Fund	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Global High Income Fund	6.50%	6.37%	4.78%
Bloomberg Developed Markets Large & Mid Cap Total Return	14.20%	13.31%	10.44%
Bloomberg Global Equity/Fixed Income 50/50 Index	10.71%	6.55%	5.85%
S&P Global 1200 Index	13.92%	14.60%	10.45%

AssetsNet	$ 11,087,347
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 10,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,087,347
# of Portfolio Holdings	42
Advisory Fees Paid	$10,492
Portfolio Turnover Rate	0%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	38.0%
Australia	7.8%
Norway	4.4%
Peru	4.3%
Sweden	3.8%
Japan	3.7%
France	2.7%
Switzerland	2.6%
United Kingdom	2.4%
Netherlands	2.3%
Other Countries	8.9%
Other Assets (net of liabilities)	19.1%

C000012974
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	13.35%	13.41%	11.86%
Bloomberg 1000 Growth Total Return Index	16.02%	16.02%	14.69%
Bloomberg US Large Cap Total Return Index	14.18%	15.84%	12.95%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 74,478,215
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 182,594
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$74,478,215
# of Portfolio Holdings	29
Advisory Fees Paid	$182,594
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.7%
Semiconductor Devices	15.2%
Communications Equipment	10.1%
Internet Media & Services	10.1%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.9%
Application Software	3.4%
Other Financial Services	3.2%
Specialty Apparel Stores	3.2%
Other Industries	15.4%
Other Assets (net of liabilities)	4.2%

C000188907
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	13.59%	13.68%	14.23%
Bloomberg 1000 Growth Total Return Index	16.02%	16.02%	15.94%
Bloomberg US Large Cap Total Return Index	14.18%	15.84%	13.82%
S&P 500 Index	13.52%	15.94%	13.61%

AssetsNet	$ 74,478,215
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 182,594
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$74,478,215
# of Portfolio Holdings	29
Advisory Fees Paid	$182,594
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.7%
Semiconductor Devices	15.2%
Communications Equipment	10.1%
Internet Media & Services	10.1%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.9%
Application Software	3.4%
Other Financial Services	3.2%
Specialty Apparel Stores	3.2%
Other Industries	15.4%
Other Assets (net of liabilities)	4.2%

C000065110
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-international. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	3.34%	9.57%	7.49%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	4.85%	0.95%	0.47%
MSCI EAFE Index	13.92%	11.98%	6.49%

AssetsNet	$ 71,837,247
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 173,035
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,837,247
# of Portfolio Holdings	32
Advisory Fees Paid	$173,035
Portfolio Turnover Rate	7%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Application Software	13.9%
Semiconductor Manufacturing	11.7%
Online Marketplace	8.8%
Large Pharma	7.7%
Electrical Power Equipment	7.6%
Semiconductor Devices	7.1%
Commercial & Residential Building Equipment & Systems	6.0%
Professional Services	5.0%
Industrial Wholesale & Rental	3.7%
IT Services	3.0%
Other Industries	25.3%
Other Assets (net of liabilities)	0.2%

C000188908
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-international. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	3.54%	9.80%	8.91%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	4.85%	0.95%	0.59%
MSCI EAFE Index	13.92%	11.98%	7.19%

AssetsNet	$ 71,837,247
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 173,035
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,837,247
# of Portfolio Holdings	32
Advisory Fees Paid	$173,035
Portfolio Turnover Rate	7%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Application Software	13.9%
Semiconductor Manufacturing	11.7%
Online Marketplace	8.8%
Large Pharma	7.7%
Electrical Power Equipment	7.6%
Semiconductor Devices	7.1%
Commercial & Residential Building Equipment & Systems	6.0%
Professional Services	5.0%
Industrial Wholesale & Rental	3.7%
IT Services	3.0%
Other Industries	25.3%
Other Assets (net of liabilities)	0.2%

C000065112
Shareholder Report [Line Items]
Fund Name	Saturna Short-Term Bond Fund
Class Name	SATURNA SHORT-TERM BOND
Trading Symbol	STBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Short-Term Bond Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-short-term-bond. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-short-term-bond
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Short-Term Bond	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Short-Term Bond	4.91%	1.13%	1.52%
Bloomberg US Aggregate 1-3 Year Index	5.86%	1.47%	1.76%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%

AssetsNet	$ 13,984,401
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 6,707
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,984,401
# of Portfolio Holdings	35
Advisory Fees Paid	$6,707
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	33.0%
Financials	17.7%
US Government Agency	8.6%
Communications	7.7%
Utilities	3.3%
Consumer Staples	2.9%
Materials	2.2%
Technology	2.1%
Municipal Bonds	2.1%
Health Care	1.1%
Other Sectors	1.1%
Other Assets (net of liabilities)	18.2%

C000153268
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Bond Fund
Class Name	SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-bond. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-sustainable-bond
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Bond	3.84%	1.00%	1.59%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%
FTSE World BIG Bond Index	6.86%	-1.61%	0.87%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-sustainable-bond for more recent performance information.

AssetsNet	$ 43,535,137
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 81,131
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,535,137
# of Portfolio Holdings	47
Advisory Fees Paid	$81,131
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	26.4%
Government	21.8%
Real Estate	10.9%
Communications	8.3%
Consumer Discretionary	5.1%
Energy	4.6%
Technology	4.1%
Utilities	3.4%
Consumer Staples	3.3%
Industrials	3.2%
Other industries	3.5%
Other Assets (net of liabilities)	5.4%

C000153267
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Equity Fund
Class Name	SUSTAINABLE EQUITY
Trading Symbol	SEEFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-equity. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-sustainable-equity
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Equity	6.57%	8.68%	7.94%
Bloomberg World Large & Mid Cap Total Return Index	14.04%	12.26%	9.67%
S&P Global 1200 Index	13.92%	14.60%	10.45%

AssetsNet	$ 22,948,334
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 45,324
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$22,948,334
# of Portfolio Holdings	43
Advisory Fees Paid	$45,324
Portfolio Turnover Rate	5%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	10.1%
Large Pharma	7.7%
Semiconductor Manufacturing	6.7%
Infrastructure Software	5.7%
Electrical Power Equipment	5.3%
Consumer Electronics	5.2%
Personal Care Products	4.5%
IT Services	4.1%
Professional Services	3.9%
Life Insurance	3.4%
Other Industries	41.4%
Other Assets (net of liabilities)	2.0%